DERIVATIVE CONTRACTS - gold forward contracts as balance sheet (Details) $ in Thousands	Dec. 31, 2024 USD ($)
DERIVATIVE CONTRACTS
Derivative assets (note 13)	$ 2,518
Presented as non-current assets	869
Presented as non-current liabilities	(249)
Total	$ 3,138